Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 85,576	$ 71,461	$ 73,824
Cost of revenues	(43,611)	(38,927)	(51,990)
Gross profit	41,965	32,534	21,834
Research and development expenses	(6,456)	(8,430)	(13,697)
Sales and marketing expenses	(14,304)	(10,305)	(13,620)
General and administrative expenses	(17,118)	(18,726)	(28,551)
Other expenses, net	(1,500)	(14,265)	(11,876)
(Loss)/income from operations	2,587	(19,192)	(45,910)
Interest income	70	18	14
Interest expenses	(133)	(441)	(188)
Amortization of beneficial conversion feature		(149)
(Loss)/income before income tax	2,524	(19,764)	(46,084)
Income tax expenses	(70)	(161)	(244)
Share of profit in equity method investments, net of tax	357	72	287
Net (loss)/income	2,811	(19,853)	(46,041)
Net (loss)/income attributable to ordinary shareholders of the Company	2,811	(19,853)	(46,041)
Net (loss)/income	2,811	(19,853)	(46,041)
Foreign currency translation adjustment	587	2,322	(17)
Total comprehensive (loss)/income	$ 3,398	$ (17,531)	$ (46,058)
Net (loss)/earnings per share attributable to ordinary shareholders of the Company
Basic net (loss)/earnings per share (in Dollars per share)	$ 0.01	$ (0.06)	$ (0.16)
Weighted average number of ordinary shares used in computing net (loss)/earnings per share
Basic weighted average number of ordinary shares (in Shares)	371,726,318	312,485,140	285,979,036
Revenues from services
Revenues	$ 58,570	$ 46,228	$ 37,798
Sales of products
Revenues	27,006	25,233	36,026
Cost of services
Cost of revenues	(24,318)	(20,346)	(21,556)
Cost of products sold
Cost of revenues	$ (19,293)	$ (18,581)	$ (30,434)